Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - Trane Technologies plc - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Abstract]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 74,601,787	$ 66,125,589
EBP, Note Receivable from Participant	2,388,227	1,867,513
EBP, Form 5500 Caption, Total Assets	76,990,014
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	74,601,787	66,125,589
EBP, Note Receivable from Participant	2,388,227	$ 1,867,513
EBP, Form 5500 Caption, Total Assets	$ 76,990,014